Investments Accounted for Using the Equity Method - Summary of Aggregate Information of the Joint Venture that is Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Joint venture that is not individually material [member]
Disclosure of joint ventures [line items]
The Group's share of net loss and total comprehensive loss for the year	$ (142,306)	$ (4,758)	$ (306,156)	$ (184,366)